Consolidated Statements of Changes in Equity - USD ($)	Issued Capital	Accumulated Losses	Other Reserves	Non-controlling Interest	Total
Balance at Dec. 31, 2020	$ 23,784,959	$ (24,477,782)	$ 2,084,870	$ 2,559,797	$ 3,951,844
Changes in equity for 2021:
Loss for the year		(4,726,284)		(365,634)	(5,091,918)
Fair value through other comprehensive income
Total comprehensive loss for the year		(4,726,284)		(365,634)	(5,091,918)
Transfer other reserve to accumulated losses		2,084,870	(2,084,870)
Acquisition of subsidiaries			45,392	547,913	593,305
Deemed disposal of subsidiary				(1,175,894)	(1,175,894)
Issuance of shares for services (Note 25(b))	74,100				74,100
Issuance of new ordinary shares for cash (Note 25(b))	12,111,314				12,111,314
Balance at Dec. 31, 2021	35,970,373	(27,119,196)	45,392	1,566,182	10,462,751
Changes in equity for 2021:
Loss for the year		(9,968,493)		(933,046)	(10,901,539)
Fair value through other comprehensive income
Total comprehensive loss for the year		(9,968,493)		(933,046)	(10,901,539)
Release of other reserve upon sale of financial asset			(45,392)		(45,392)
Acquisition of subsidiaries			(558,298)	962,907	404,609
Deemed disposal of subsidiary				(497,060)	(497,060)
Issuance of ordinary shares on conversion of convertible notes (Note 25(b))	3,444,872				3,444,872
Issuance of shares for services (Note 25(b))	3,498,000				3,498,000
Issuance of new ordinary shares for cash (Note 25(b))	22,550,846				22,550,846
Balance at Dec. 31, 2022	65,464,091	(37,087,689)	(558,298)	1,098,983	28,917,087
Changes in equity for 2021:
Loss for the year		(16,733,789)		(1,616,323)	(18,350,112)
Fair value through other comprehensive income
Total comprehensive loss for the year		(16,733,789)		(1,616,323)	(18,350,112)
Acquisition of subsidiaries	750,000			(22,396)	727,604
Issuance of convertible note			2,544,840		2,544,840
Issuance of shares for services (Note 25(b))	576,717				576,717
Issuance of new ordinary shares for cash (Note 25(b))	1,587,043				1,587,043
Issuance of shares on conversion of debts (Note 25(b))	600,000				600,000
Balance at Dec. 31, 2023	$ 68,977,851	$ (53,821,478)	$ 1,986,542	$ (539,736)	$ 16,603,179